Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (49,871,259)	$ (6,862,512)	¥ (59,167,301)	¥ 95,586,795